Notes to the consolidated statements of income - Net interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to the consolidated statements of income
Net interest	€ 353,890	€ 366,369	€ 352,825
Interest expense	397,187	408,508	457,895
Interest income	€ 43,297	€ 42,139	€ 105,070